Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	353,400,000	356,800,000